Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	¥ 378,319
2022	103,033
2023	76,541
2024	49,549
2025	36,936
Later fiscal years	40,533
Total	¥ 684,911